CLIENT CONCENTRATIONS	9 Months Ended
Jul. 31, 2026
Risks and Uncertainties [Abstract]
CLIENT CONCENTRATIONS

NOTE 11: CLIENT CONCENTRATIONS

Four customers accounted for 94% of the Company’s outstanding receivables on July 31, 2026 and four customers accounted for 99% of the Company’s outstanding receivables on October 31, 2025. The table below summarizes the revenue concentrations by customer as of July 31, 2026, and October 31, 2025:

	Receivables Concentration
	July 31,	October 31
Company	2026	2025
A	30%	45%
B	30%	31%
C	18%	17%
D	16%	6%
	94%	99%

For the three months ended July 31, 2026 and 2025, the Company’s revenue was concentrated amongst six and nine customers, respectively. For the three months ended July 31, 2026, 82% of all revenue was obtained from government sources either as a direct contractor or subcontractor with the remaining 18% from a private customer. For the three months ended July 31, 2025, 94% of all revenue was obtained from government sources either as a direct contractor or subcontractor, with the remaining 6% of revenue from private customers..

For the nine months ended July 31, 2026 and 2025, the Company’s revenue was concentrated amongst six and eleven customers, respectively. For the nine months ended July 31, 2026, 92% of all revenue was obtained from government sources either as a direct contractor or subcontractor with the remaining 8% from a private customer. For the nine months ended July 31, 2025, 70% of all revenue was obtained from government sources either as a direct contractor or subcontractor, with the remaining 30% of revenue from private customers.